SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		16,014	62,662
Stock-based compensation expense		$ 121	$ 141	$ 56
Weighted-average grant-date fair value of options granted		$ 4.35	$ 5.12	$ 4.17
Unrecognized compensation costs		$ 93
Unrecognized compensation costs, period		3 years 3 months 19 days
Options to purchase ordinary shares
Exercisable average exercise price		$ 4.35
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		100,000
Exercisable average exercise price		$ 4.75
2018 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period		10 years
Vesting period		4 years
2018 Share Incentive Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Ordinary shares acquired	60,857
2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares		134,533
Exercisable average exercise price		$ 4.55